Loans, borrowings, cash and cash equivalents and financial investments - Average annual interest rate by currency (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans and borrowings
Total debt	$ 13,056	$ 15,466
Derivative instrument to mitigate cash flow of floating rate debt | Debt in Brazilian real with derivative offset
Loans and borrowings
Average interest rate	3.09%
Notional amount	$ 2,435
Derivative instrument to mitigate cash flow of floating rate debt | Eurobonds with derivative offset
Loans and borrowings
Average interest rate	4.29%
US$
Loans and borrowings
Average interest rate	5.57%
Total debt	$ 9,370
R$
Loans and borrowings
Average interest rate	9.38%
Total debt	$ 2,461
EUR
Loans and borrowings
Average interest rate	3.77%
Total debt	$ 1,103
Other currencies
Loans and borrowings
Average interest rate	3.58%
Total debt	$ 122